Long-Term Liabilities	3 Months Ended
Sep. 30, 2023
Long-Term Liabilities [Abstract]
LONG-TERM LIABILITIES

NOTE 11. LONG-TERM LIABILITIES

The Company has an outstanding loan liability on account of consolidation of the subsidiary. Such Loans include Bank Borrowings and Term Loans obtained from the Banks/Financial Institutions to meet the asset financing and working capital requirements of the company.

As of June 30, 2023, and June 30, 2022, the Company had total Long-Term Liabilities of $28,351,008 and $31,737,423, respectively. As of September 30, 2023, the Company had total Long-Term Liabilities of $27,242,714. The Company has outstanding lease liabilities and long-term bank borrowings through its subsidiary Quality International. The long-term bank borrowings will be paid off with purchase consideration of which a fixed amount of $35,500,000 of the purchase consideration belonging to Quality International is outstanding as of June 30, 2023, according to the signed Share Purchase Agreement filed as an exhibit to this form S-1.

Long-term Bank Borrowings from Financial Institutions amounting to $10,761,062 and $15,464,027 as of June 30, 2023, and 2022, respectively, belonging to our subsidiary Quality International. Long-term Bank Borrowings from Financial Institutions amounted to $10,768,392 as of September 30, 2023.These terms loans were acquired from commercial banks in the UAE for the purchase of supplies and machinery. These term loans carry a financing cost at commercial rates plus 1-to-3-month EIBOR per annum.

These Borrowings are secured by the corporate guarantee of Gerab National Enterprises LLC of Quality International, along with registered mortgage over plant and machineries belonging to the company Quality International, located in Hamriyah Free Zone phase-II, UAE.

Contingent consideration

Contingent consideration amounting to $55,000,000 is subject to the achievement of financial milestones presented in the schedule of payments set forth in the amended Share Purchase Agreement. The payment tranches will be payable over a period of two years until the audited financials for the year ended December 31, 2024. Fair value of the full contingent consideration in accordance with ASC 805-30 will be recorded on the consolidated financial statements if materializing.

Below is a table displaying the range of outcomes for the contingent consideration:

Contingent Consideration	Amount
25%	$13,750,000
50%	$27,500,000
75%	$41,250,000
100%	$55,000,000

Other long-term liabilities

Particulars	September 30, 2023 (unaudited)	June 30, 2023	June 30, 2022
End of service benefits	1,938,281	1,938,281	1,877,070
Total	$1,938,281	$1,938,281	$1,877,070

Further, the holding company, QIND, formerly known as Wikisoft Corp, entered into loan agreement with Fastbase Inc, the details of the loan agreement along with Forgiveness of Debt are as follows:

On June 1, 2020, the Company entered into a loan agreement with Fastbase Inc, in the amount of $30,215. The amount bears no interest and is due upon request.

On September 1, 2020, the Company entered into a loan agreement with Fastbase Inc, in the amount of $15,000. The note bears an interest rate of 4.25% and is due on September 1, 2022.

On October 24, 2020, the Company entered into a loan agreement with Fastbase Inc in the amount of $7,875. The note bears an interest rate of 4.25% and is due on January 1, 2023. On April 29, 2022, the Company paid the loan in full as well as accrued interest of $506. As of June 30, 2022, the balance of principal owed was $0.

On December 3, 2020, the Company entered into a loan agreement with Fastbase Inc. in the amount of $10,000. The note bears an interest rate of 4.25% and is due on January 1, 2023. On January 20, 2022, the Company paid the loan in full as well as accrued interest of $477.

On May 15, 2022, the Company entered into a loan agreement with Fastbase Inc in the amount of $37,000. The note bears an interest rate of 3% and is due on January 1, 2024. On May 25, 2022, the loan was forgiven in full as well as accrued interest of $30, and a gain on forgiveness of debt of $37,030 was recorded.

On May 25, 2022, we entered into a Debt Conversion Agreement (the “Agreement”) with our prior officer and director, Rasmus Refer. Pursuant to the Agreement, we transferred our 51% interest in Etheralabs LLC to Mr. Refer. In exchange, Mr. Refer agreed to cancel $300,041 in loans including interest owed by our company to Mr. Refer.

On July 28, 2022, the Company entered into a Debt Conversion agreement with Enza International and converted the full amount of Debt $82,570 into 2,000,000 shares of Common Stock.

Options and Warrants

In accordance with ASC 470, warrants have been classified as a liability and recorded at their exercise price.

On April 19, 2023, the Company issued a common share purchase warrant to Exchange Listing LLC (the “Exchange Common Share Purchase Warrant”). The holder is entitled, upon the terms and subject to the limitations on exercise and the conditions hereinafter set forth, at any time on or after the date of issuance hereof, to purchase from the Company, 200,000 of the Company’s common shares (whereby such number may be adjusted from time to time pursuant to the terms and conditions of the Exchange Common Share Purchase Warrant) at the exercise price of $0.58, per share then in effect.

On May 23, 2023, the Company issued a common share purchase warrant to Jefferson Street Capital LLC (the “Jefferson Common Share Purchase Warrant”). The holder is entitled, upon the terms and subject to the limitations on exercise and the conditions hereinafter set forth, at any time on or after the date of issuance hereof, to purchase from the Company, 50,000 of the Company’s common shares (whereby such number may be adjusted from time to time pursuant to the terms and conditions of the Jefferson Common Share Purchase Warrant) at the exercise price of $3.50, per share then in effect.